Investment in equity investees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at Beginning	¥ 1,447,472	¥ 1,282,758	¥ 142,062
Additions	138,209	303,220	1,213,947
Share of loss of equity investees	(50,643)	(25,640)	(16,663)
Less: disposals and transfers	(141,135)	(82,161)	(60,788)
Less: impairment losses	(165,197)	(86,618)	0
Foreign currency translation adjustments	(44,510)	55,913	4,200
Balance at Ending	1,184,196	1,447,472	1,282,758
Cost method [Member]
Balance at Beginning	1,260,776	1,099,119	69,698
Additions	34,737	268,535	1,042,134
Share of loss of equity investees	0	0	0
Less: disposals and transfers	(14,623)	(75,675)	(16,000)
Less: impairment losses	(143,974)	(86,618)	0
Foreign currency translation adjustments	(44,836)	55,415	3,287
Balance at Ending	1,092,080	1,260,776	1,099,119
Equity method [Member]
Balance at Beginning	186,696	183,639	72,364
Additions	103,472	34,685	171,813
Share of loss of equity investees	(50,643)	(25,640)	(16,663)
Less: disposals and transfers	(126,512)	(6,486)	(44,788)
Less: impairment losses	(21,223)	0	0
Foreign currency translation adjustments	326	498	913
Balance at Ending	¥ 92,116	¥ 186,696	¥ 183,639